Investment Income	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Investment Income
22	INVESTMENT INCOME

	For the year ended 31 December
	2022	2021	2020
	RMB million	RMB million	RMB million
Debt securities
- held-to-maturity securities	62,883	56,830	44,757
- available-for-sale securities	32,079	29,491	22,695
- at fair value through profit or loss	5,174	4,079	3,482
Equity securities
- available-for-sale securities	28,934	27,806	24,185
- at fair value through profit or loss	770	912	798
Bank deposits	25,161	25,949	25,860
Loans	30,915	32,970	31,948
Securities purchased under agreements to resell	713	350	772

Total	186,629	178,387	154,497

For the year ended 31 December 2
022 th
e interest income included in investment income was RMB156,925 million (for the year ended 31
December 2021: RMB
149,669

million, for the year ended 31 December 2020: RMB
129,514

million). Interest income was mainly accrued using the effective interest method.